Intangible Assets, Net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Percentage of growth rate in perpetuity	3.00%
Percentage of discount rate			14.30%
Impairment total amount	R$ 81,152
Goodwill	204,099	R$ 204,099	R$ 199,512
Carrying value amount	120,929
Recoverable amount	31,299		35,848
Percentage of impairment				15.33%
Value of impairment	R$ 107,856
Cash flow value			3,613
Bottom of range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rate	10.50%
Top of range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rate	18.00%
CGU Lead Lovers [Member]
Intangible Assets, Net [Line Items]
Impairment total amount	R$ 11,373
Carrying value amount	R$ 106,157
CGU Lead Lovers [Member] | Bottom of range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rate	12.57%
CGU Lead Lovers [Member] | Top of range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rate	18.17%
Datahub [Member]
Intangible Assets, Net [Line Items]
Impairment total amount	R$ 86,897
Goodwill	1,816		R$ 85,081
Carrying value amount	R$ 42,672